EMPLOYEE BENEFIT PLANS Defined Benefit Plan, Fair Value on Plan Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit Plan, Plan Assets, Category [Line Items]
Fair value measurements	$ 133,449	$ 163,382	$ 155,704
Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan, Plan Assets, Category [Line Items]
Fair value measurements	114,708	146,648
Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan, Plan Assets, Category [Line Items]
Fair value measurements	4,602	3,535
Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan, Plan Assets, Category [Line Items]
Fair value measurements	0	0
Fair Value, Inputs, Level 1, 2 and 3 [Member]
Defined Benefit Plan, Plan Assets, Category [Line Items]
Fair value measurements	119,310	150,183
Cash | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan, Plan Assets, Category [Line Items]
Fair value measurements	158	122
Cash | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan, Plan Assets, Category [Line Items]
Fair value measurements	0	0
Cash | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan, Plan Assets, Category [Line Items]
Fair value measurements	0	0
Cash | Fair Value, Inputs, Level 1, 2 and 3 [Member]
Defined Benefit Plan, Plan Assets, Category [Line Items]
Fair value measurements	158	122
US Government Agencies Debt Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan, Plan Assets, Category [Line Items]
Fair value measurements	0	0
US Government Agencies Debt Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan, Plan Assets, Category [Line Items]
Fair value measurements	4,602	3,535
US Government Agencies Debt Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan, Plan Assets, Category [Line Items]
Fair value measurements	0	0
US Government Agencies Debt Securities [Member] | Fair Value, Inputs, Level 1, 2 and 3 [Member]
Defined Benefit Plan, Plan Assets, Category [Line Items]
Fair value measurements	4,602	3,535
Fixed income mutual funds | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan, Plan Assets, Category [Line Items]
Fair value measurements	47,234	63,526
Fixed income mutual funds | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan, Plan Assets, Category [Line Items]
Fair value measurements	0	0
Fixed income mutual funds | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan, Plan Assets, Category [Line Items]
Fair value measurements	0	0
Fixed income mutual funds | Fair Value, Inputs, Level 1, 2 and 3 [Member]
Defined Benefit Plan, Plan Assets, Category [Line Items]
Fair value measurements	47,234	63,526
Equity mutual funds | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan, Plan Assets, Category [Line Items]
Fair value measurements	67,316	83,000
Equity mutual funds | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan, Plan Assets, Category [Line Items]
Fair value measurements	0	0
Equity mutual funds | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan, Plan Assets, Category [Line Items]
Fair value measurements	0	0
Equity mutual funds | Fair Value, Inputs, Level 1, 2 and 3 [Member]
Defined Benefit Plan, Plan Assets, Category [Line Items]
Fair value measurements	67,316	83,000
Defined Benefit Plan, Common Collective Trust | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan, Plan Assets, Category [Line Items]
Fair value measurements	0	0
Defined Benefit Plan, Common Collective Trust | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan, Plan Assets, Category [Line Items]
Fair value measurements	0	0
Defined Benefit Plan, Common Collective Trust | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan, Plan Assets, Category [Line Items]
Fair value measurements	0	0
Defined Benefit Plan, Common Collective Trust | Fair Value, Inputs, Level 1, 2 and 3 [Member]
Defined Benefit Plan, Plan Assets, Category [Line Items]
Fair value measurements	$ 14,139	$ 13,199